Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - Plan Name and Number (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	002
Entity tax identification number	55-0619957